Stockholders' Equity	3 Months Ended
Mar. 31, 2011
Stockholders' Equity
Stockholders' Equity

(12) Stockholders' Equity

The following table presents the change in total stockholders' equity for the three months ended March 31, 2011:

In millions	MEMC Stockholders' Equity	Noncontrolling Interest	Total
Balance, January 1, 2011	$2,251.7	$43.9	$2,295.6
Net (loss) income	(4.5)	13.8	9.3
Other comprehensive income, net of tax	49.3	1.2	50.5
Stock issued for SunEdison contingent consideration	24.5	—	24.5
Stock plans, net	7.2	—	7.2
Distributions to noncontrolling interest	—	(12.4)	(12.4)

Balance, March 31, 2011	$2,328.2	$46.5	$2,374.7

On February 1, 2011 we issued 2.1 million shares to SunEdison's former unit holders as part of the contingent consideration pursuant to the terms of the acquisition agreement.

Stock-Based Compensation

We have equity incentive plans that provide for the award of non-qualified stock options, restricted stock, performance shares, and restricted stock units to employees, non-employee directors, and consultants. We issue new shares to satisfy stock option exercises. As of March 31, 2011, there were 15.3 million shares authorized for future grant under these plans. Options to employees are generally granted upon hire and annually or semi-annually, usually with four-year vesting, although certain grants have three, four or five-year cliff vesting. No option has a term of more than 10 years. Under our current equity plans, the exercise price of stock options granted equals the market price on the date of the grant.

The following table presents information regarding outstanding stock options as of March 31, 2011 and changes during the three months then ended with regard to stock options:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted- Average Remaining Contractual Life
Outstanding at December 31, 2010	13,259,245	$21.88
Granted	1,239,485	12.62
Exercised	(9,783)	8.75
Forfeited	(11,891)	14.32
Expired	(15,092)	31.79

Outstanding at March 31, 2011	14,461,964	$21.09	$5.88	8

Options exercisable at March 31, 2011	5,497,172	$28.66	$2.03	6

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between our closing stock price on the last trading day of the first quarter of 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on March 31, 2011. This amount changes based on the fair market value of our stock. For the three months ended March 31, 2011, the total intrinsic value of options exercised and the cash received from option exercises under our option plans was less than $0.1 million. The actual tax benefit realized for the tax deductions from option exercises for the three months ended March 31, 2011 and March 31, 2010 was less than $0.1 million.

Our weighted-average assumptions are as follows:

	Three Months Ended March 31, 2011	Three Months Ended March 31, 2010
Risk-free interest rate	1.5%	2.2%
Expected stock price volatility	66.1%	68.5%
Expected term until exercise (years)	5	4
Expected dividends	0.0%	0.0%

The weighted-average grant-date fair value per share of options granted was $6.71 and $7.08 for the three months ended March 31, 2011 and 2010, respectively. As of March 31, 2011, $43.3 million of total unrecognized compensation cost related to stock options granted and outstanding as of March 31, 2011 is expected to be recognized over a weighted-average period of 2.8 years.

Restricted stock units represent the right to receive a share of MEMC stock at a designated time in the future, provided the stock unit is vested at the time. The following table presents information regarding outstanding restricted stock units as of March 31, 2011 and changes during the three months then ended:

	Restricted Stock Units	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2010	4,017,290
Granted	61,640
Converted	(658,604)
Forfeited	(29,796)

Outstanding at March 31, 2011	3,390,530	$45.8	2

At March 31, 2011, there were no restricted stock units which were currently convertible into shares. The weighted-average fair value of restricted stock units per share on the date of grant was $11.54 and $12.41 for the three months ended March 31, 2011 and March 31, 2010, respectively. As of March 31, 2011, $21.6 million of total unrecognized compensation cost related to restricted stock units is expected to be recognized over a weighted-average period of 2.4 years.

Stock-based compensation expense for the three months ended March 31, 2011 and March 31, 2010 was $6.1 million and $6.8 million, net of income tax benefit of $3.6 million and $3.8 million, respectively.